Note 6 - Lease Commitments	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Leases of Lessee Disclosure [Text Block]
Note
6.
     Lease Commitments

Total rent expense was
$27,000
and
$27,000
for the years ended
December 31, 2016
and
2015,
respectively. The Company amended its lease on
August 26, 2014
which
extended its termination date until
December 31, 2017
with an optional additional year. The future rent payments required under the lease are
$
27,000
in
2017
and the option year
2018.